Federated Hermes SDG Engagement High Yield Credit Fund Expense Example - Class IS and R6 shares [Member] - Federated Hermes SDG Engagement High Yield Credit Fund	Aug. 31, 2026 USD ($)
IS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 99
Expense Example, with Redemption, 3 Years	309
Expense Example, with Redemption, 5 Years	536
Expense Example, with Redemption, 10 Years	1,190
R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	493
Expense Example, with Redemption, 10 Years	$ 1,096